Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	001-41304
Entity Registrant Name	Valuence Merger Corp. I
Entity Central Index Key	0001892747
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4 Orinda Way
Entity Address, Address Line Two	Suite 100D
Entity Address, City or Town	Orinda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94563
City Area Code	(415)
Local Phone Number	340-0222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false